CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Net sales	¥ 1,028,385	¥ 875,109	¥ 709,270
Operating expenses:
Cost of products sold	786,207	674,903	572,634
Selling, general and administrative expenses	85,781	77,534	84,760
Research and development expenses	45,179	37,808	34,278
Costs and Expenses, Total	917,167	790,245	691,672
Operating income	111,218	84,864	17,598
Other income (expense):
Interest and dividend income	2,359	2,376	1,831
Interest expense	(1,487)	(1,526)	(679)
Foreign exchange (loss) gain, net	804	(56)	(2,973)
(Loss) gain on marketable securities, net	70	245	(87)
Other, net	(5,593)	(1,443)	(2,292)
Nonoperating Income (Expense), Total	(3,847)	(404)	(4,200)
Income before income taxes	107,371	84,460	13,398
Income taxes	(29,111)	(25,658)	(6,562)
Equity in net income (loss) of affiliated companies	29	(25)	13
Consolidated net income	78,289	58,777	6,849
Less: Net loss (income) attributable to noncontrolling interests	(2,073)	(2,505)	1,137
Net income attributable to Nidec Corporation	¥ 76,216	¥ 56,272	¥ 7,986
Earning per share-basic
Net income attributable to Nidec Corporation	¥ 272.32	¥ 206.82	¥ 29.64
Earning per share-diluted
Net income attributable to Nidec Corporation	256.73	193.50	27.49
Cash dividends paid	¥ 57.50	¥ 42.50	¥ 45.00